Fair Value of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 power_purchase_contract	Dec. 31, 2010 Power Purchase Contracts [Member]	Dec. 31, 2011 WNP-3 BPA Exchange Power Contract [Member]	Dec. 31, 2011 WNP-3 BPA Exchange Power Contract [Member] Maximum	Dec. 31, 2011 Rock Island Power Contract [Member]	Dec. 31, 2010 SO2 Emission Allowance Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Number of purchased power contracts impaired		2
Intangible asset carrying value			$ 864.7	$ 1.9		$ 44.9	$ 7.9
Intangible asset fair value					0	9.8
Impairment of intangible assets	$ 16.6		$ 105.8	$ 1.9		$ 35.1	$ 7.9